Operating leases and other commitment (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Beginning balance	$ 391,459	$ 425,620
Renewed office lease	0	184,160
Repayments of lease liability	(176,749)	(237,574)
Other	12,673	19,253
Ending balance	227,383	391,459
Lease liability due within one year	216,304	$ 228,651
Lease liability long term	$ 11,079		$ 162,808